Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 900	$ 713	$ 690
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	838	815	780
Net amortization of security premiums/discounts	865	412	134
Impairment of securities available for sale			1,807
Net amortization of mortgage servicing rights	670	869	868
Impairment of foreclosed real estate	212	125	78
Provision for loan losses	3,456	4,919	1,732
Deferred income taxes	1,000	(1,091)	(737)
Stock compensation	4	4	11
Net realized (gains)loss on sales / calls available for sale securities	(933)	(1,484)	711
Income from mortgage loan sales	(1,806)	(3,172)	(3,436)
Proceeds from sales of loans held for sale	70,251	110,374	144,761
Origination of loans held for sale	(64,116)	(111,973)	(142,727)
(Gain) loss on sale of premises, equipment and other assets	13	71	(1)
Loss on nonmarketable securities			172
Increase in cash surrender value of life insurance	(196)	(261)	(203)
Loss on sales of foreclosed real estate	68	332	36
Release of ESOP Shares	53	75	69
Net change in interest receivable	324	(331)	(50)
Net change in other assets	(1,910)	(532)	(3,652)
Net change in interest payable	(41)	(54)	(106)
Net change in other liabilities	621	(54)	714
Net cash provided (used) by operating activities	10,273	(243)	1,651
Cash flows from investing activities
Proceeds from sales, maturities and calls of securities available for sale	38,648	53,013	30,353
Purchase of securities available for sale	(28,020)	(71,430)	(36,208)
Net (increase) decrease in loans	6,259	(34,866)	(15,598)
Proceeds from sale of premises, equipment and other assets			1
Purchase of premises and equipment	(1,373)	(1,725)	(3,298)
Proceeds from sales of foreclosed real estate	611	733	1,243
Investment in other assets	(181)	(240)	(1,089)
Net (increase) decrease in Federal Home Loan Bank stock	766	(51)	(917)
Net cash provided (used) by investing activities	16,710	(54,566)	(25,513)
Cash flows from financing activities
Net increase (decrease) in deposit accounts	(2,695)	57,259	23,147
Net increase (decrease) in short-term borrowed funds	309	(6,458)	4,691
Net increase (decrease) in long-term debt	(10,060)	4,942	(5,859)
Net proceeds from issuance of junior subordinated debt	1,962	2,476
Repayment of junior subordinated debt	(730)
Increase in unearned ESOP compensation	(161)	(100)
Dividend on preferred stock	(545)	(545)	(542)
Net cash provided (used) by financing activities	(11,920)	57,574	21,437
Increase (decrease) in cash and cash equivalents	15,063	2,765	(2,425)
Cash and cash equivalents, beginning of year	13,624	10,859	13,284
Cash and cash equivalents, end of year	28,687	13,624	10,859
Supplemental disclosures of cash flow information
Interest paid	4,778	6,005	7,802
Income taxes paid	220	1,274	1,558
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	1,859	(678)	2,563
Loans transferred to foreclosed real estate	9,127	2,148	1,882
Company financed sales of other real estate owned		2,450
Mortgage servicing rights capitalized	679	1,113	1,465
Preferred stock dividend accrued	$ (68)	$ (68)	$ (68)